Dividends (Tables)	12 Months Ended
Dec. 31, 2019
Interim Financial Reporting [Abstract]
Disclosure of dividends to shareholders

Dividends to shareholders of the parent company
	2019			2018			2017
	Per share	Total	Settled in scrip	Per share	Total	Settled in scrip	Per share	Total	Settled in scrip
	$	$m	$m	$	$m	$m	$	$m	$m
Dividends paid on ordinary shares
In respect of previous year:
– fourth interim dividend	0.21	4,206	1,160	0.21	4,197	393	0.21	4,169	1,945
In respect of current year:
– first interim dividend	0.10	2,013	375	0.10	2,008	213	0.10	2,005	826
– second interim dividend	0.10	2,021	795	0.10	1,990	181	0.10	2,014	193
– third interim dividend	0.10	2,029	357	0.10	1,992	707	0.10	2,005	242
Total	0.51	10,269	2,687	0.51	10,187	1,494	0.51	10,193	3,206
Total dividends on preference shares classified as equity (paid quarterly)	62.00	90		62.00	90		62.00	90
Total coupons on capital securities classified as equity		1,324			1,270			1,268
Dividends to shareholders		11,683			11,547			11,551

Disclosure of coupons on capital securities classified as equity

Total coupons on capital securities classified as equity
			2019		2018	2017
				Total	Total	Total
	Footnotes	First call date	Per security	$m	$m	$m
Perpetual subordinated capital securities	1, 3
$2,200m issued at 8.125%		Apr 2013	$0.000	—	89	179
$3,800m issued at 8.000%		Dec 2015	$0.000	—	76	304
Perpetual subordinated contingent convertible securities	2, 3
$1,500m issued at 5.625%	4	Nov 2019	$56.250	84	84	84
$2,000m issued at 6.875%		Jun 2021	$68.750	138	138	138
$2,250m issued at 6.375%		Sep 2024	$63.750	143	143	143
$2,450m issued at 6.375%		Mar 2025	$63.750	156	156	156
$3,000m issued at 6.000%		May 2027	$60.000	180	180	90
$2,350m issued at 6.250%		Mar 2023	$62.500	147	73	—
$1,800m issued at 6.500%		Mar 2028	$65.000	117	59	—
€1,500m issued at 5.250%		Sep 2022	€52.500	88	95	89
€1,000m issued at 6.000%		Sep 2023	€60.000	66	72	68
€1,250m issued at 4.750%		July 2029	€47.500	68	70	—
SGD1,000m issued at 4.700%		Jun 2022	SGD47.000	34	35	17
£1,000m issued at 5.875%		Sep 2026	£58.750	75	—	—
SGD750m issued at 5%		Sep 2023	SGD50.000	28	—	—
Total				1,324	1,270	1,268

1	Discretionary coupons are paid quarterly on the perpetual subordinated capital securities, in denominations of $25 per security.

2	Discretionary coupons are paid semi-annually on the perpetual subordinated contingent convertible securities, in denominations of each security’s issuance currency 1,000 per security.

3	Further details of these securities can be found in Note 31.

4
This security was called by HSBC Holdings on 22 November 2019 and was redeemed and cancelled on 17 January 2020. Between the date of exercise of the call option and the redemption, this security was considered to be a subordinated liability. Refer to Note 31 for further details on additional tier 1 securities.